UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 146.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 13.0%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,060	$1,060,965
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	824,572
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,250	1,495,187
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	975	1,190,426

		$4,571,150

Education — 7.3%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$329,208
Ohio State University, 5.00%, 12/1/30	1,270	1,668,894
Wright State University, 5.00%, 5/1/31	500	565,550

		$2,563,652

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$570,360

		$570,360

Escrowed/Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$76,457

		$76,457

General Obligations — 12.5%
Beavercreek City School District, 5.00%, 12/1/30	$900	$1,045,638
Cuyahoga County, 4.00%, 12/1/37	500	525,800
Franklin County, 5.00%, 12/1/27	500	576,460
Marysville Exempted Village School District, 4.00%, 12/1/26	1,000	1,105,730
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	567,225
South-Western City School District, 4.50%, 12/1/31	500	576,405

		$4,397,258

Hospital — 8.5%
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$532,350
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	553,625
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	829,586
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	520,495
Ohio Hospital Facility Revenue, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	564,400

		$3,000,456

Insured-Education — 18.2%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,162,410
Kent State University, (AGC), 5.00%, 5/1/29	360	410,026
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	2,045,400
Ohio University, (AGM), 5.00%, 12/1/33	500	550,795
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,102,920

Security	Principal Amount (000’s omitted)	Value
Youngstown State University, (AGC), 5.50%, 12/15/33	$1,000	$1,123,560

		$6,395,111

Insured-Electric Utilities — 20.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$788,228
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,504,910
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	295,720
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	1,052,221
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,924,050
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	520,400

		$7,085,529

Insured-Escrowed/Prerefunded — 5.0%
Cincinnati Technical and Community College, (AMBAC), Prerefunded to 10/1/13, 5.00%, 10/1/28	$500	$517,340
Ohio University, (AGM), Prerefunded to 12/1/13, 5.25%, 12/1/23	1,170	1,223,212

		$1,740,552

Insured-General Obligations — 30.4%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$676,310
Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,000	1,046,040
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,144,140
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,581,174
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	2,400	1,513,464
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	832,815
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	566,015
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,112,940
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,213,560

		$10,686,458

Insured-Hospital — 7.3%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$432,221
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,529,790
Lorain County, (Catholic Healthcare Partners), (AGM), 15.196%, 2/1/29(1)(2)(3)	440	599,614

		$2,561,625

Insured-Special Tax Revenue — 10.1%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$822,995
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,314,924
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,400	274,210
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	930	144,392

		$3,556,521

Insured-Transportation — 3.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$548,112
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)(5)	500	503,325

		$1,051,437

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$403,322

		$403,322

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.1%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$400,714

		$400,714

Special Tax Revenue — 1.3%
Greater Cleveland Regional Transit Authority, (Reference & Capital Improvement), 5.00%, 12/1/31	$380	$442,134

		$442,134

Transportation — 3.3%
Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,142,870

		$1,142,870

Water and Sewer — 2.4%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$840,022

		$840,022

Total Tax-Exempt Investments — 146.4% (identified cost $45,385,590)		$51,485,628

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.3)%		$(17,000,000)

Other Assets, Less Liabilities — 1.9%		$683,445

Net Assets Applicable to Common Shares — 100.0%		$35,169,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 64.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 21.1% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $599,614 or 1.7% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2012.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $253,325.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	20 U.S. 30-Year Treasury Bond	Short	$(2,999,807)	$(2,950,000)	$49,807

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $49,807.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,953,378

Gross unrealized appreciation	$6,496,768
Gross unrealized depreciation	(214,518)

Net unrealized appreciation	$6,282,250

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$51,485,628	$—	$51,485,628
Total Investments	$—	$51,485,628	$—	$51,485,628
Futures Contracts	$49,807	$—	$—	$49,807
Total	$49,807	$51,485,628	$—	$51,535,435

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013